Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of effects from lease agreements on the consolidated statements of income

Leasing in the consolidated statements of income

in € THOUS

	2020	2019
Depreciation on right-of-use assets	703,999	700,276
Impairments on right-of-use assets	3,496	38,820
Expenses relating to short-term leases	49,532	52,108
Expenses relating to leases of low-value assets	27,359	25,239
Expenses relating to variable lease payments	12,442	10,814
Income from subleasing right-of-use assets	4,165	4,367
Interest expense on lease liabilities	159,148	171,724

Schedule of acquisition costs and the accumulated depreciation of right-of-use assets and hyperinflationary effects on right-of-use assets

Acquisition costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2020	translation	group	Additions	Reclassi- fications	Disposals	2020

Right-of-use assets: Land	30,575	(2,240)	(24)	6,384	98	(283)	34,510
Right-of-use assets: Buildings and improvements	4,590,695	(375,099)	(12,391)	851,392	(613)	(36,199)	5,017,785
Right-of-use assets: Machinery and equipment	434,718	(34,013)	(1,346)	34,066	(35,189)	(7,334)	390,902
Right-of-use assets: Advance Payments	24	—	—	138	(58)	(104)	—
Right-of-use assets	5,056,012	(411,352)	(13,761)	891,980	(35,762)	(43,920)	5,443,197

Acquisition costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2019	translation	group	Additions	Reclassi- fications	Disposals	2019

Right-of-use assets: Land	28,717	447	(14)	2,300	512	(1,387)	30,575
Right-of-use assets: Buildings and improvements	3,840,380	65,603	(3,577)	694,031	15,074	(20,816)	4,590,695
Right-of-use assets: Machinery and equipment	407,436	7,639	3,257	23,243	18,002	(24,859)	434,718
Right-of-use assets: Advance Payments	—	—	—	24	—	—	24
Right-of-use assets	4,276,533	73,689	(334)	719,598	33,588	(47,062)	5,056,012

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2020	translation	group	Additions	loss	Reclassi- fications	Disposals	2020

Right-of-use assets: Land	4,502	(419)	(4)	4,242	—	(16)	(199)	8,106
Right-of-use assets: Buildings and improvements	613,926	(77,935)	(5,319)	604,493	3,496	(304)	(18,338)	1,120,019
Right-of-use assets: Machinery and equipment	112,469	(14,229)	(88)	95,264	—	(2,494)	(5,738)	185,184
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—	—
Right-of-use assets	730,897	(92,583)	(5,411)	703,999	3,496	(2,814)	(24,275)	1,313,309

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2019	translation	group	Additions	loss	Reclassi- fications	Disposals	2019

Right-of-use assets: Land	—	14	(4)	3,936	134	128	294	4,502
Right-of-use assets: Buildings and improvements	—	(1,364)	(1,768)	581,081	38,686	3,424	(6,133)	613,926
Right-of-use assets: Machinery and equipment	—	(291)	(105)	115,259	—	21,930	(24,324)	112,469
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—	—
Right-of-use assets	—	(1,641)	(1,877)	700,276	38,820	25,482	(30,163)	730,897

Book value

in € THOUS

	December 31,	December 31,
	2020	2019
Right-of-use assets: Land	26,404	26,073
Right-of-use assets: Buildings and improvements	3,897,766	3,976,769
Right-of-use assets: Machinery and equipment	205,718	322,249
Right-of-use assets: Advance Payments	—	24
Right-of-use assets	4,129,888	4,325,115